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C000006295
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with maximum sales charge
Accumulated Value	$ 9,667	$ 9,677	$ 9,550	$ 9,449	$ 9,382	$ 9,603	$ 9,698	$ 9,686	$ 9,746	$ 9,915	$ 10,012	$ 10,035		$ 10,026	$ 9,941	$ 10,033	$ 10,096	$ 10,175	$ 10,219	$ 10,319	$ 10,418	$ 10,461	$ 10,543	$ 10,587	$ 10,631	$ 10,694	$ 10,738	$ 10,764	$ 10,866	$ 10,816	$ 10,842	$ 10,835	$ 10,770	$ 10,761	$ 10,850	$ 10,823	$ 10,871	$ 10,807	$ 10,759	$ 10,758	$ 10,968	$ 11,040	$ 11,152	$ 11,244	$ 11,316	$ 11,530	$ 11,622	$ 11,715	$ 11,682	$ 11,731	$ 11,720	$ 11,798	$ 11,911	$ 11,900	$ 10,872	$ 11,171	$ 11,469	$ 11,768	$ 11,984	$ 11,989	$ 12,013	$ 12,016	$ 12,230	$ 12,352	$ 12,334	$ 12,272	$ 12,232	$ 12,277	$ 12,325	$ 12,352	$ 12,401	$ 12,428	$ 12,369	$ 12,331	$ 12,270	$ 12,319	$ 12,236	$ 12,068	$ 11,945	$ 11,755	$ 11,676	$ 11,398	$ 11,565	$ 11,489	$ 11,234	$ 11,232	$ 11,436	$ 11,429	$ 11,707	$ 11,586	$ 11,729	$ 11,797	$ 11,724	$ 11,769	$ 11,838	$ 11,835	$ 11,764	$ 11,711	$ 12,021	$ 12,381	$ 12,430	$ 12,385	$ 12,511	$ 12,392	$ 12,544	$ 12,647	$ 12,854	$ 12,990	$ 13,152	$ 13,036	$ 13,193	$ 13,173	$ 13,280	$ 13,440	$ 13,414	$ 13,489	$ 13,541	$ 13,753	$ 13,789	$ 13,995	$ 14,125	$ 14,234
C000155980
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,988	9,870	9,742	9,687	9,891	10,002	9,984	10,022	10,190	10,302	10,321		10,303	10,192	10,280	10,358	10,415	10,454	10,550	10,646	10,703	10,780	10,819	10,858	10,897	10,935	10,955	11,053	10,997	11,017	11,022	10,929	10,914	10,997	10,982	11,005	10,933	10,879	10,871	11,077	11,164	11,250	11,335	11,401	11,610	11,696	11,782	11,762	11,783	11,765	11,837	11,944	11,926	10,886	11,180	11,472	11,765	11,973	11,971	11,988	11,982	12,189	12,303	12,276	12,208	12,161	12,199	12,260	12,258	12,299	12,319	12,253	12,207	12,140	12,181	12,091	11,917	11,788	11,593	11,508	11,226	11,405	11,323	11,065	11,034	11,227	11,213	11,502	11,353	11,486	11,568	11,466	11,503	11,586	11,552	11,476	11,417	11,718	12,069	12,118	12,074	12,196	12,081	12,229	12,329	12,531	12,664	12,821	12,708	12,862	12,842	12,946	13,102	13,077	13,150	13,200	13,407	13,442	13,643	13,770	13,876
C000006298
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	999,571	988,695	976,749	972,074	993,098	1,004,917	1,003,978	1,010,383	1,027,908	1,038,136	1,040,830		1,039,988	1,031,591	1,041,325	1,048,046	1,056,509	1,061,261	1,071,792	1,082,280	1,087,016	1,097,595	1,100,536	1,107,245	1,112,079	1,116,904	1,119,832	1,132,603	1,127,790	1,128,778	1,130,248	1,121,787	1,123,131	1,130,528	1,129,923	1,135,329	1,127,012	1,124,430	1,122,541	1,146,579	1,154,238	1,166,028	1,173,705	1,183,486	1,205,832	1,213,578	1,225,546	1,222,387	1,227,665	1,226,819	1,235,249	1,247,217	1,246,360	1,138,056	1,169,309	1,202,594	1,233,802	1,256,393	1,257,264	1,259,992	1,260,539	1,285,202	1,298,213	1,296,560	1,288,277	1,284,404	1,291,613	1,296,837	1,297,729	1,303,089	1,306,224	1,300,389	1,296,676	1,292,955	1,298,391	1,287,781	1,270,511	1,258,012	1,238,579	1,230,621	1,201,923	1,219,558	1,211,994	1,185,722	1,183,379	1,204,847	1,206,802	1,236,067	1,223,706	1,238,911	1,248,686	1,238,873	1,243,799	1,251,217	1,251,217	1,244,051	1,238,795	1,273,848	1,309,172	1,314,616	1,310,167	1,323,575	1,313,956	1,330,058	1,341,056	1,362,887	1,377,377	1,394,562	1,382,830	1,399,520	1,397,669	1,409,160	1,426,070	1,423,779	1,431,899	1,437,605	1,460,180	1,464,290	1,489,061	1,500,824	1,513,354
C000006297
Account Value [Line Items]
Line Graph and Table Measure Name													Class L
Accumulated Value	10,000	9,991	9,876	9,769	9,699	9,907	10,022	10,008	10,068	10,240	10,338	10,361		10,348	10,258	10,351	10,414	10,494	10,536	10,637	10,737	10,780	10,861	10,905	10,948	11,011	11,035	11,058	11,181	11,127	11,152	11,141	11,072	11,061	11,150	11,120	11,168	11,100	11,049	11,046	11,259	11,330	11,442	11,514	11,606	11,822	11,894	12,007	11,971	12,016	12,002	12,079	12,191	12,177	11,122	11,406	11,730	12,012	12,230	12,255	12,277	12,255	12,493	12,615	12,592	12,527	12,462	12,527	12,573	12,598	12,645	12,648	12,606	12,562	12,497	12,544	12,433	12,259	12,153	11,958	11,874	11,589	11,756	11,676	11,414	11,385	11,589	11,602	11,881	11,755	11,873	11,961	11,884	11,902	11,992	11,986	11,886	11,851	12,160	12,496	12,566	12,518	12,642	12,518	12,668	12,768	12,974	13,108	13,266	13,143	13,298	13,247	13,377	13,533	13,478	13,576	13,624	13,833	13,838	14,068	14,199	14,308
C000126926
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	5,000,000	5,006,970	4,943,706	4,884,089	4,860,834	4,966,317	5,025,757	5,021,423	5,053,800	5,141,803	5,202,660	5,207,207		5,203,383	5,161,621	5,210,579	5,244,459	5,287,028	5,311,051	5,364,002	5,416,790	5,450,416	5,494,031	5,518,708	5,542,999	5,567,332	5,591,711	5,606,604	5,670,765	5,646,857	5,661,849	5,659,658	5,617,695	5,624,767	5,662,216	5,659,630	5,686,776	5,645,258	5,632,621	5,623,474	5,744,256	5,782,915	5,842,279	5,881,038	5,930,420	6,042,745	6,092,379	6,142,169	6,137,261	6,154,054	6,150,155	6,192,755	6,253,077	6,259,848	5,706,479	5,863,611	6,030,986	6,187,933	6,301,653	6,306,427	6,331,403	6,323,638	6,447,681	6,513,283	6,505,303	6,464,082	6,445,113	6,481,751	6,508,464	6,513,414	6,552,021	6,557,030	6,539,531	6,510,184	6,491,936	6,519,688	6,466,906	6,380,624	6,318,336	6,221,161	6,181,621	6,037,884	6,126,930	6,089,219	5,957,421	5,946,214	6,066,303	6,064,698	6,212,171	6,150,338	6,227,087	6,276,577	6,227,851	6,253,195	6,291,099	6,291,759	6,256,407	6,230,647	6,407,452	6,585,708	6,626,369	6,591,684	6,672,539	6,611,830	6,693,531	6,749,533	6,860,107	6,933,752	7,034,111	6,962,140	7,046,822	7,038,255	7,096,889	7,196,283	7,171,819	7,213,557	7,243,133	7,384,861	7,392,128	7,517,089	7,560,318	7,591,418
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	9,974	9,941	10,078	10,150	10,243	10,282	10,285	10,470	10,536	10,524	10,517		10,437	10,190	10,205	10,225	10,293	10,288	10,367	10,447	10,437	10,481	10,575	10,525	10,531	10,518	10,566	10,444	10,345	10,412	10,334	10,408	10,395	10,398	10,465	10,397	10,315	10,377	10,567	10,679	10,673	10,878	10,881	11,074	11,213	11,238	11,529	11,468	11,502	11,496	11,488	11,709	11,920	11,850	12,061	12,117	12,193	12,375	12,275	12,269	12,214	12,334	12,351	12,262	12,085	11,934	12,028	12,068	12,153	12,288	12,265	12,159	12,155	12,191	12,160	11,898	11,765	11,439	11,005	11,076	10,902	11,168	10,853	10,384	10,249	10,626	10,578	10,904	10,622	10,891	10,957	10,838	10,800	10,792	10,723	10,451	10,286	10,751	11,163	11,132	10,975	11,076	10,797	10,980	11,084	11,343	11,505	11,660	11,370	11,491	11,303	11,363	11,613	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	9,974	9,941	10,078	10,150	10,243	10,282	10,285	10,470	10,536	10,524	10,517		10,437	10,190	10,205	10,225	10,293	10,288	10,367	10,447	10,437	10,481	10,575	10,525	10,531	10,518	10,566	10,444	10,345	10,412	10,334	10,408	10,395	10,398	10,465	10,397	10,315	10,377	10,567	10,679	10,673	10,878	10,881	11,074	11,213	11,238	11,529	11,468	11,502	11,496	11,488	11,709	11,920	11,850	12,061	12,117	12,193	12,375	12,275	12,269	12,214	12,334	12,351	12,262	12,085	11,934	12,028	12,068	12,153	12,288	12,265	12,159	12,155	12,191	12,160	11,898	11,765	11,439	11,005	11,076	10,902	11,168	10,853	10,384	10,249	10,626	10,578	10,904	10,622	10,891	10,957	10,838	10,800	10,792	10,723	10,451	10,286	10,751	11,163	11,132	10,975	11,076	10,797	10,980	11,084	11,343	11,505	11,660	11,370	11,491	11,303	11,363	11,613	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	1,000,000	997,358	994,135	1,007,816	1,014,965	1,024,277	1,028,209	1,028,473	1,046,952	1,053,571	1,052,366	1,051,750		1,043,705	1,019,017	1,020,455	1,022,457	1,029,329	1,028,789	1,036,728	1,044,708	1,043,657	1,048,148	1,057,549	1,052,512	1,053,122	1,051,770	1,056,597	1,044,429	1,034,528	1,041,163	1,033,419	1,040,794	1,039,514	1,039,761	1,046,452	1,039,713	1,031,497	1,037,654	1,056,718	1,067,939	1,067,321	1,087,815	1,088,094	1,107,409	1,121,316	1,123,782	1,152,902	1,146,761	1,150,215	1,149,630	1,148,828	1,170,937	1,192,012	1,184,998	1,206,062	1,211,678	1,219,310	1,237,523	1,227,534	1,226,861	1,221,383	1,233,367	1,235,067	1,226,212	1,208,504	1,193,414	1,202,842	1,206,772	1,215,251	1,228,839	1,226,499	1,215,880	1,215,545	1,219,141	1,216,021	1,189,823	1,176,549	1,143,863	1,100,455	1,107,551	1,090,175	1,116,813	1,085,256	1,038,366	1,024,917	1,062,609	1,057,816	1,090,358	1,062,167	1,089,148	1,095,749	1,083,818	1,079,952	1,079,200	1,072,306	1,045,057	1,028,565	1,075,145	1,116,300	1,113,235	1,097,507	1,107,641	1,079,664	1,097,968	1,108,362	1,134,250	1,150,549	1,165,955	1,137,040	1,149,062	1,130,257	1,136,253	1,161,253	1,161,690	1,166,255	1,157,905	1,175,709	1,172,608	1,186,633	1,199,578	1,207,072
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	9,974	9,941	10,078	10,150	10,243	10,282	10,285	10,470	10,536	10,524	10,517		10,437	10,190	10,205	10,225	10,293	10,288	10,367	10,447	10,437	10,481	10,575	10,525	10,531	10,518	10,566	10,444	10,345	10,412	10,334	10,408	10,395	10,398	10,465	10,397	10,315	10,377	10,567	10,679	10,673	10,878	10,881	11,074	11,213	11,238	11,529	11,468	11,502	11,496	11,488	11,709	11,920	11,850	12,061	12,117	12,193	12,375	12,275	12,269	12,214	12,334	12,351	12,262	12,085	11,934	12,028	12,068	12,153	12,288	12,265	12,159	12,155	12,191	12,160	11,898	11,765	11,439	11,005	11,076	10,902	11,168	10,853	10,384	10,249	10,626	10,578	10,904	10,622	10,891	10,957	10,838	10,800	10,792	10,723	10,451	10,286	10,751	11,163	11,132	10,975	11,076	10,797	10,980	11,084	11,343	11,505	11,660	11,370	11,491	11,303	11,363	11,613	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
Morgan Stanley Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	5,000,000	4,986,791	4,970,676	5,039,078	5,074,825	5,121,386	5,141,044	5,142,363	5,234,760	5,267,855	5,261,831	5,258,748		5,218,525	5,095,087	5,102,273	5,112,285	5,146,644	5,143,946	5,183,642	5,223,541	5,218,283	5,240,739	5,287,747	5,262,562	5,265,611	5,258,852	5,282,987	5,222,144	5,172,641	5,205,813	5,167,095	5,203,972	5,197,571	5,198,807	5,232,259	5,198,566	5,157,485	5,188,272	5,283,588	5,339,697	5,336,603	5,439,076	5,440,468	5,537,045	5,606,580	5,618,912	5,764,508	5,733,806	5,751,077	5,748,149	5,744,142	5,854,686	5,960,062	5,924,988	6,030,311	6,058,388	6,096,551	6,187,615	6,137,670	6,134,305	6,106,914	6,166,836	6,175,334	6,131,058	6,042,522	5,967,071	6,014,211	6,033,860	6,076,254	6,144,193	6,132,494	6,079,400	6,077,723	6,095,705	6,080,107	5,949,117	5,882,747	5,719,313	5,502,277	5,537,753	5,450,877	5,584,067	5,426,280	5,191,830	5,124,584	5,313,044	5,289,078	5,451,791	5,310,833	5,445,741	5,478,746	5,419,090	5,399,762	5,395,998	5,361,532	5,225,287	5,142,825	5,375,725	5,581,502	5,566,175	5,487,534	5,538,206	5,398,319	5,489,838	5,541,812	5,671,252	5,752,747	5,829,773	5,685,201	5,745,310	5,651,284	5,681,265	5,806,263	5,808,448	5,831,276	5,789,523	5,878,545	5,863,039	5,933,164	5,997,888	6,035,360
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name													Global Fixed Income Opportunities Blend Index
Accumulated Value	10,000	9,834	9,887	9,972	10,194	10,470	10,609	10,467	10,773	10,854	10,801	10,860		10,559	10,140	10,093	10,056	10,142	10,138	10,206	10,266	10,237	10,271	10,364	10,317	10,360	10,376	10,399	10,325	10,302	10,387	10,349	10,387	10,407	10,409	10,441	10,402	10,381	10,432	10,583	10,695	10,708	10,899	10,906	11,063	11,218	11,306	11,563	11,509	11,489	11,476	11,452	11,659	11,802	11,618	11,806	11,839	11,898	12,028	11,941	11,985	11,986	12,054	12,091	12,026	11,839	11,793	11,823	11,850	11,908	12,056	12,032	11,918	11,887	11,972	11,923	11,736	11,580	11,330	11,025	11,010	10,843	11,119	10,829	10,481	10,446	10,712	10,585	10,829	10,656	10,893	10,949	10,906	10,899	10,903	10,889	10,701	10,625	10,991	11,342	11,320	11,242	11,343	11,161	11,259	11,357	11,577	11,703	11,839	11,679	11,818	11,727	11,772	11,914	11,864	11,981	11,942	12,125	12,093	12,238	12,371	12,449
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate (Hedged USD) Index
Accumulated Value	10,000	10,005	9,978	10,123	10,221	10,305	10,322	10,366	10,563	10,627	10,621	10,620		10,517	10,343	10,371	10,334	10,422	10,417	10,488	10,549	10,520	10,554	10,650	10,601	10,646	10,663	10,686	10,610	10,586	10,674	10,634	10,674	10,694	10,697	10,730	10,689	10,668	10,720	10,875	10,990	11,003	11,200	11,207	11,368	11,528	11,618	11,882	11,827	11,806	11,792	11,768	11,981	12,127	11,938	12,132	12,166	12,227	12,360	12,271	12,316	12,317	12,387	12,425	12,358	12,166	12,118	12,150	12,177	12,236	12,388	12,364	12,247	12,215	12,302	12,252	12,060	11,899	11,643	11,330	11,314	11,142	11,426	11,128	10,771	10,734	11,007	10,877	11,128	10,951	11,193	11,251	11,207	11,200	11,204	11,190	10,997	10,919	11,294	11,655	11,632	11,552	11,656	11,469	11,570	11,671	11,896	12,026	12,166	12,001	12,144	12,051	12,097	12,243	12,192	12,312	12,271	12,389	12,379	12,447	12,538	12,637
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name													Global Fixed Income Opportunities Blend Index
Accumulated Value	10,000	9,834	9,887	9,972	10,194	10,470	10,609	10,467	10,773	10,854	10,801	10,860		10,559	10,140	10,093	10,056	10,142	10,138	10,206	10,266	10,237	10,271	10,364	10,317	10,360	10,376	10,399	10,325	10,302	10,387	10,349	10,387	10,407	10,409	10,441	10,402	10,381	10,432	10,583	10,695	10,708	10,899	10,906	11,063	11,218	11,306	11,563	11,509	11,489	11,476	11,452	11,659	11,802	11,618	11,806	11,839	11,898	12,028	11,941	11,985	11,986	12,054	12,091	12,026	11,839	11,793	11,823	11,850	11,908	12,056	12,032	11,918	11,887	11,972	11,923	11,736	11,580	11,330	11,025	11,010	10,843	11,119	10,829	10,481	10,446	10,712	10,585	10,829	10,656	10,893	10,949	10,906	10,899	10,903	10,889	10,701	10,625	10,991	11,342	11,320	11,242	11,343	11,161	11,259	11,357	11,577	11,703	11,839	11,679	11,818	11,727	11,772	11,914	11,864	11,981	11,942	12,125	12,093	12,238	12,371	12,449
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate (Hedged USD) Index
Accumulated Value	10,000	10,005	9,978	10,123	10,221	10,305	10,322	10,366	10,563	10,627	10,621	10,620		10,517	10,343	10,371	10,334	10,422	10,417	10,488	10,549	10,520	10,554	10,650	10,601	10,646	10,663	10,686	10,610	10,586	10,674	10,634	10,674	10,694	10,697	10,730	10,689	10,668	10,720	10,875	10,990	11,003	11,200	11,207	11,368	11,528	11,618	11,882	11,827	11,806	11,792	11,768	11,981	12,127	11,938	12,132	12,166	12,227	12,360	12,271	12,316	12,317	12,387	12,425	12,358	12,166	12,118	12,150	12,177	12,236	12,388	12,364	12,247	12,215	12,302	12,252	12,060	11,899	11,643	11,330	11,314	11,142	11,426	11,128	10,771	10,734	11,007	10,877	11,128	10,951	11,193	11,251	11,207	11,200	11,204	11,190	10,997	10,919	11,294	11,655	11,632	11,552	11,656	11,469	11,570	11,671	11,896	12,026	12,166	12,001	12,144	12,051	12,097	12,243	12,192	12,312	12,271	12,389	12,379	12,447	12,538	12,637
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name													Global Fixed Income Opportunities Blend Index
Accumulated Value	1,000,000	983,444	988,671	997,239	1,019,445	1,046,993	1,060,920	1,046,687	1,077,253	1,085,373	1,080,101	1,086,048		1,055,905	1,013,952	1,009,294	1,005,618	1,014,226	1,013,758	1,020,633	1,026,590	1,023,717	1,027,082	1,036,442	1,031,658	1,036,009	1,037,614	1,039,933	1,032,510	1,030,182	1,038,723	1,034,858	1,038,724	1,040,660	1,040,945	1,044,145	1,040,150	1,038,118	1,043,197	1,058,266	1,069,475	1,070,760	1,089,938	1,090,587	1,106,280	1,121,792	1,130,619	1,156,260	1,150,902	1,148,915	1,147,567	1,145,214	1,165,881	1,180,151	1,161,784	1,180,591	1,183,938	1,189,846	1,202,849	1,194,132	1,198,495	1,198,582	1,205,421	1,209,124	1,202,639	1,183,931	1,179,267	1,182,350	1,184,989	1,190,768	1,205,567	1,203,152	1,191,793	1,188,677	1,197,156	1,192,300	1,173,568	1,157,957	1,132,996	1,102,545	1,101,028	1,084,319	1,111,937	1,082,909	1,048,145	1,044,558	1,071,176	1,058,534	1,082,915	1,065,643	1,089,273	1,094,881	1,090,570	1,089,919	1,090,272	1,088,902	1,070,124	1,062,526	1,099,059	1,134,183	1,131,960	1,124,193	1,134,330	1,116,067	1,125,942	1,135,712	1,157,653	1,170,332	1,183,913	1,167,892	1,181,764	1,172,695	1,177,239	1,191,414	1,186,443	1,198,124	1,194,163	1,212,525	1,209,327	1,223,791	1,237,141	1,244,870
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate (Hedged USD) Index
Accumulated Value	1,000,000	1,000,460	997,753	1,012,349	1,022,079	1,030,494	1,032,243	1,036,607	1,056,340	1,062,651	1,062,109	1,061,982		1,051,685	1,034,316	1,037,150	1,033,372	1,042,218	1,041,737	1,048,802	1,054,924	1,051,971	1,055,429	1,065,048	1,060,131	1,064,602	1,066,252	1,068,635	1,061,006	1,058,614	1,067,391	1,063,420	1,067,392	1,069,382	1,069,675	1,072,963	1,068,858	1,066,769	1,071,989	1,087,473	1,098,992	1,100,312	1,120,019	1,120,687	1,136,813	1,152,753	1,161,824	1,188,172	1,182,666	1,180,625	1,179,239	1,176,822	1,198,059	1,212,722	1,193,848	1,213,175	1,216,614	1,222,685	1,236,047	1,227,090	1,231,572	1,231,662	1,238,690	1,242,495	1,235,831	1,216,607	1,211,814	1,214,982	1,217,694	1,223,632	1,238,840	1,236,358	1,224,686	1,221,483	1,230,196	1,225,207	1,205,958	1,189,916	1,164,266	1,132,975	1,131,416	1,114,245	1,142,626	1,112,797	1,077,074	1,073,387	1,100,740	1,087,749	1,112,803	1,095,054	1,119,336	1,125,099	1,120,669	1,120,001	1,120,363	1,118,956	1,099,659	1,091,851	1,129,392	1,165,486	1,163,201	1,155,220	1,165,637	1,146,869	1,157,018	1,167,057	1,189,603	1,202,633	1,216,588	1,200,125	1,214,380	1,205,061	1,209,730	1,224,296	1,219,188	1,231,191	1,227,121	1,238,873	1,237,881	1,244,665	1,253,833	1,263,731
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name													Global Fixed Income Opportunities Blend Index
Accumulated Value	10,000	9,834	9,887	9,972	10,194	10,470	10,609	10,467	10,773	10,854	10,801	10,860		10,559	10,140	10,093	10,056	10,142	10,138	10,206	10,266	10,237	10,271	10,364	10,317	10,360	10,376	10,399	10,325	10,302	10,387	10,349	10,387	10,407	10,409	10,441	10,402	10,381	10,432	10,583	10,695	10,708	10,899	10,906	11,063	11,218	11,306	11,563	11,509	11,489	11,476	11,452	11,659	11,802	11,618	11,806	11,839	11,898	12,028	11,941	11,985	11,986	12,054	12,091	12,026	11,839	11,793	11,823	11,850	11,908	12,056	12,032	11,918	11,887	11,972	11,923	11,736	11,580	11,330	11,025	11,010	10,843	11,119	10,829	10,481	10,446	10,712	10,585	10,829	10,656	10,893	10,949	10,906	10,899	10,903	10,889	10,701	10,625	10,991	11,342	11,320	11,242	11,343	11,161	11,259	11,357	11,577	11,703	11,839	11,679	11,818	11,727	11,772	11,914	11,864	11,981	11,942	12,125	12,093	12,238	12,371	12,449
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate (Hedged USD) Index
Accumulated Value	10,000	10,005	9,978	10,123	10,221	10,305	10,322	10,366	10,563	10,627	10,621	10,620		10,517	10,343	10,371	10,334	10,422	10,417	10,488	10,549	10,520	10,554	10,650	10,601	10,646	10,663	10,686	10,610	10,586	10,674	10,634	10,674	10,694	10,697	10,730	10,689	10,668	10,720	10,875	10,990	11,003	11,200	11,207	11,368	11,528	11,618	11,882	11,827	11,806	11,792	11,768	11,981	12,127	11,938	12,132	12,166	12,227	12,360	12,271	12,316	12,317	12,387	12,425	12,358	12,166	12,118	12,150	12,177	12,236	12,388	12,364	12,247	12,215	12,302	12,252	12,060	11,899	11,643	11,330	11,314	11,142	11,426	11,128	10,771	10,734	11,007	10,877	11,128	10,951	11,193	11,251	11,207	11,200	11,204	11,190	10,997	10,919	11,294	11,655	11,632	11,552	11,656	11,469	11,570	11,671	11,896	12,026	12,166	12,001	12,144	12,051	12,097	12,243	12,192	12,312	12,271	12,389	12,379	12,447	12,538	12,637
Morgan Stanley Index: Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name													Global Fixed Income Opportunities Blend Index
Accumulated Value	5,000,000	4,917,219	4,943,356	4,986,194	5,097,225	5,234,967	5,304,599	5,233,437	5,386,264	5,426,865	5,400,506	5,430,242		5,279,525	5,069,761	5,046,469	5,028,088	5,071,131	5,068,791	5,103,166	5,132,951	5,118,586	5,135,412	5,182,212	5,158,290	5,180,046	5,188,070	5,199,667	5,162,548	5,150,908	5,193,614	5,174,290	5,193,621	5,203,301	5,204,727	5,220,724	5,200,752	5,190,590	5,215,985	5,291,329	5,347,374	5,353,799	5,449,688	5,452,935	5,531,399	5,608,960	5,653,096	5,781,298	5,754,509	5,744,575	5,737,836	5,726,072	5,829,407	5,900,754	5,808,919	5,902,957	5,919,688	5,949,232	6,014,243	5,970,662	5,992,473	5,992,909	6,027,104	6,045,621	6,013,193	5,919,656	5,896,334	5,911,748	5,924,943	5,953,840	6,027,837	6,015,761	5,958,965	5,943,383	5,985,778	5,961,502	5,867,839	5,789,787	5,664,981	5,512,725	5,505,142	5,421,593	5,559,686	5,414,547	5,240,727	5,222,789	5,355,882	5,292,672	5,414,577	5,328,214	5,446,363	5,474,403	5,452,851	5,449,597	5,451,362	5,444,512	5,350,621	5,312,631	5,495,295	5,670,915	5,659,799	5,620,964	5,671,651	5,580,333	5,629,711	5,678,560	5,788,264	5,851,660	5,919,563	5,839,459	5,908,820	5,863,476	5,886,194	5,957,070	5,932,213	5,990,620	5,970,815	6,062,624	6,046,633	6,118,953	6,185,704	6,224,350
Morgan Stanley Index: Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate (Hedged USD) Index
Accumulated Value	$ 5,000,000	$ 5,002,302	$ 4,988,766	$ 5,061,744	$ 5,110,396	$ 5,152,468	$ 5,161,217	$ 5,183,035	$ 5,281,698	$ 5,313,254	$ 5,310,546	$ 5,309,912		$ 5,258,426	$ 5,171,578	$ 5,185,749	$ 5,166,860	$ 5,211,091	$ 5,208,687	$ 5,244,010	$ 5,274,618	$ 5,259,856	$ 5,277,146	$ 5,325,238	$ 5,300,656	$ 5,323,012	$ 5,331,258	$ 5,343,175	$ 5,305,031	$ 5,293,070	$ 5,336,955	$ 5,317,098	$ 5,336,962	$ 5,346,910	$ 5,348,375	$ 5,364,813	$ 5,344,290	$ 5,333,847	$ 5,359,944	$ 5,437,366	$ 5,494,958	$ 5,501,561	$ 5,600,097	$ 5,603,433	$ 5,684,063	$ 5,763,764	$ 5,809,118	$ 5,940,859	$ 5,913,330	$ 5,903,123	$ 5,896,197	$ 5,884,109	$ 5,990,295	$ 6,063,612	$ 5,969,242	$ 6,065,876	$ 6,083,068	$ 6,113,427	$ 6,180,233	$ 6,135,449	$ 6,157,862	$ 6,158,310	$ 6,193,449	$ 6,212,477	$ 6,179,154	$ 6,083,036	$ 6,059,070	$ 6,074,909	$ 6,088,468	$ 6,118,162	$ 6,194,202	$ 6,181,792	$ 6,123,429	$ 6,107,417	$ 6,150,982	$ 6,126,036	$ 6,029,788	$ 5,949,582	$ 5,821,331	$ 5,664,873	$ 5,657,081	$ 5,571,226	$ 5,713,130	$ 5,563,985	$ 5,385,368	$ 5,366,936	$ 5,503,701	$ 5,438,747	$ 5,564,016	$ 5,475,269	$ 5,596,679	$ 5,625,494	$ 5,603,347	$ 5,600,003	$ 5,601,816	$ 5,594,778	$ 5,498,295	$ 5,459,256	$ 5,646,962	$ 5,827,429	$ 5,816,006	$ 5,776,099	$ 5,828,185	$ 5,734,347	$ 5,785,088	$ 5,835,286	$ 5,948,017	$ 6,013,163	$ 6,082,940	$ 6,000,624	$ 6,071,901	$ 6,025,304	$ 6,048,649	$ 6,121,482	$ 6,095,939	$ 6,155,957	$ 6,135,606	$ 6,194,363	$ 6,189,406	$ 6,223,323	$ 6,269,163	$ 6,318,654